Premises and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment
Depreciation expense	$ 20.8	$ 22.2	$ 19.4
Maximum lease term	16 years
Average lease income (in usd per month)	$ 0.2
Total lease income	2.8	2.4	1.6
Rent expense	$ 16.6	15.4	$ 10.9
Minimum
Property, Plant and Equipment
Operating lease term (in years)	1 year
Maximum
Property, Plant and Equipment
Operating lease term (in years)	50 years
Buildings
Property, Plant and Equipment
Total allocated cost of portion of buildings held for lease	$ 8.7	8.2
Accumulated depreciation	$ 3.1	$ 2.6